                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/01
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
            ------------------------------------------
Address:    225 E. Deerpath
            ------------------------------------------
            Suite 260
            ------------------------------------------
            Lake Forest, IL 60045
            ------------------------------------------


 Form 13F File Number: 28-03749
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
          --------------------------------------------
Title:    Managing Director
          --------------------------------------------
Phone:    847-295-4075
          --------------------------------------------

Signature, Place, and Date of Signing:

Robert L. Meyers              Lake Forest, Illinois               11/15/2001
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       124 records
                                              -----------------------

Form 13F Information Table Value Total:       $147,517
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

Lake Forest Capital Management
FORM 13F
30-Sep-01

                                                                             Value      Shares/     Sh/    Put/   Invstmt
Name of Issuer                           Title of class  CUSIP               (x$1000)   Prn Amt     Prn    Call   Dscretn
------------------------------           --------------  ------              --------   --------    ---    ----   -------
Deutsche International Equity            MFS            055922868                1866   105583.1    SH            Other
Domini Social Equity Fund                MFS            257132100                 662    24205.7    SH            Other
Fidelity Diversified Int'l Fun           MFS            315910802                 325    18591.3    SH            Other
Fidelity Dividend Growth Fund            MFS            316389402                6372   250469.5    SH            Other
T. Rowe Price Mid-cap Growth F           MFS            779556109                3610   111111.6    SH            Other
T. Rowe Price Small-Cap Stock            MFS            779572106                 234    10935.4    SH            Other
Vanguard European Stock Index            MFS            922042205                2173   114918.9    SH            Other
Vanguard Extended Market Index           MFS            922908207                 472    24206.3    SH            Other
Vanguard S&P 500 Index Fund              MFS            922908108                4824      50225    SH            Other
Vanguard Total Stock Market In           MFS            922908306                3323   144483.4    SH            Other
Vanguard U.S. Growth                     MFS            921910105                2262   143458.2    SH            Other
Weitz Value Fund                         MFS            949045108                1042    32296.2    SH            Other
AFLAC Inc.                               COM            001055102                2211      81901    SH            Sole
                                                                                   11        400    SH            Other
AOL Time Warner Inc                      COM            00184a105                2795      84429    SH            Sole
                                                                                   25        750    SH            Other
Abbott Labs                              COM            002824100                 551      10629    SH            Sole
                                                                                   16        300    SH            Other
Ambac Financial Group                    COM            023139108                 409       7475    SH            Sole
American Home Prods Corp                 COM            026609107                2183      37476    SH            Sole
                                                                                   12        200    SH            Other
American International Group I           COM            026874107                3407      43679    SH            Sole
                                                                                   11        139    SH            Other
Amgen Inc                                COM            031162100                1431      24350    SH            Sole
                                                                                    6        100    SH            Other
BP plc                                   COM            055622104                 692      14083    SH            Sole
Bowne & Co Inc                           COM            103043105                 104      10200    SH            Sole
Bristol-Myers Squibb                     COM            110122108                 353       6350    SH            Sole
CenturyTel Inc.                          COM            156700106                1988      59341    SH            Sole
                                                                                    8        225    SH            Other
Cintas Corp                              COM            172908105                 322       8000    SH            Sole
Cisco Systems Inc                        COM            17275R102                1825     149809    SH            Sole
Citigroup Inc.                           COM            172967101                4176     103103    SH            Sole
                                                                                   13        333    SH            Other
Coca-Cola                                COM            191216100                1838      39231    SH            Sole
Concord EFS Inc                          COM            206197105                 485       9900    SH            Sole
Conoco Inc. Cl A                         COM            208251306                 788      31000    SH            Sole
                                                                                    8        300    SH            Other
Conoco Inc. Cl B                         COM            208251405                1451      57256    SH            Sole
Dell Computer Corp                       COM            247025109                 802      43300    SH            Sole
                                                                                    4        200    SH            Other
EMC Corp.                                COM            268648102                 675      57450    SH            Sole
                                                                                    4        300    SH            Other
Ecolab                                   COM            278865100                1002      27575    SH            Sole
                                                                                    4        100    SH            Other
El Paso Corp.                            COM            28336l109                1592      38325    SH            Sole
                                                                                    8        200    SH            Other
Elan Corporation (ADR)                   COM            284131208                 631      13025    SH            Sole
                                                                                   10        200    SH            Other
ExxonMobil                               COM            30231G102                4928     125070    SH            Sole
                                                                                   10        264    SH            Other
FedEx Corporation                        COM            31428x106                1154      31412    SH            Sole
                                                                                   11        300    SH            Other
Federal Home Loan Mtg Corp               COM            313400301                2582      39726    SH            Sole
                                                                                   10        150    SH            Other
General Electric Co                      COM            369604103                6029     162081    SH            Sole
                                                                                   17        450    SH            Other
Halliburton Co                           COM            406216101                1035      45906    SH            Sole


                                             Voting Authority
                                           ---------------------
                                           Other
Name of Issuer                             Managers         Sole    Shared     None
------------------------------             --------         ----    ------     -----
Deutsche International Equity                                                105583.1
Domini Social Equity Fund                                                     24205.7
Fidelity Diversified Int'l Fun                                                18591.3
Fidelity Dividend Growth Fund                                                250469.5
T. Rowe Price Mid-cap Growth F                                               111111.6
T. Rowe Price Small-Cap Stock                                                 10935.4
Vanguard European Stock Index                                                114918.9
Vanguard Extended Market Index                                                24206.3
Vanguard S&P 500 Index Fund                                                     50225
Vanguard Total Stock Market In                                               144483.4
Vanguard U.S. Growth                                                         143458.2
Weitz Value Fund                                                              32296.2
AFLAC Inc.                                                            6575      79751
                                                                                  400
AOL Time Warner Inc                                                   7750      81879
                                                                                  750
Abbott Labs                                                                     10629
                                                                                  300
Ambac Financial Group                                                            7475
American Home Prods Corp                                              3625      36201
                                                                                  200
American International Group I                                        4879      42052
                                                                                  139
Amgen Inc                                                             3025      23400
                                                                                  100
BP plc                                                                          14083
Bowne & Co Inc                                                                  10200
Bristol-Myers Squibb                                                             6350
CenturyTel Inc.                                                       5800      57466
                                                                                  225
Cintas Corp                                                                      8000
Cisco Systems Inc                                                    10465     146534
Citigroup Inc.                                                       10051      99447
                                                                                  333
Coca-Cola                                                             3880      37701
Concord EFS Inc                                                                  9900
Conoco Inc. Cl A                                                      5775      28925
                                                                                  300
Conoco Inc. Cl B                                                      3972      55966
Dell Computer Corp                                                    6075      41125
                                                                                  200
EMC Corp.                                                             6300      55475
                                                                                  300
Ecolab                                                                3100      26575
                                                                                  100
El Paso Corp.                                                         3725      37100
                                                                                  200
Elan Corporation (ADR)                                                          13025
                                                                                  200
ExxonMobil                                                            8818     122146
                                                                                  264
FedEx Corporation                                                     3325      30362
                                                                                  300
Federal Home Loan Mtg Corp                                            4425      38176
                                                                                  150
General Electric Co                                                  11127     158231
                                                                                  450
Halliburton Co                                                        4901      44081

                                                                                   5         200    SH
Home Depot Inc                           COM            437076102               2945       76744    SH
                                                                                  14         375    SH
Household Intl Corp                      COM            441815107               3662       64955    SH
                                                                                  14         250    SH
Intel Corp                               COM            458140100               3132      153207    SH
                                                                                  12         600    SH
International Business Machine           COM            459200101               4752       51813    SH
                                                                                  28         300    SH
JP Morgan Chase & Co.                    COM            46625h100                478       13995    SH
Johnson & Johnson                        COM            478160104               3560       64252    SH
                                                                                  14         250    SH
Kohl's Corp                              COM            500255104               2160       45007    SH
                                                                                  10         200    SH
MBNA Corp                                COM            55262L100                358       11807    SH
                                                                                   5         150    SH
Medtronic Inc.                           COM            585055106               1350       31043    SH
                                                                                   9         200    SH
Mellon Financial Corp                    COM            585509102               1295       40063    SH
Merck & Co                               COM            589331107               2097       31491    SH
Microsoft Corporation                    COM            594918104               3437       67174    SH
                                                                                   5         100    SH
Nestle (ADR)                             COM            641069406                419        7850    SH
                                                                                   5         100    SH
Nokia Corp (ADR)                         COM            654902204               1753      112018    SH
                                                                                   8         500    SH
Northern Trust Corp                      COM            665859104               1348       25686    SH
Oracle Corp                              COM            68389X105                619       49190    SH
                                                                                   4         300    SH
PepsiCo Inc                              COM            713448108               4114       84816    SH
                                                                                  15         300    SH
Pfizer Inc                               COM            717081103               3597       89704    SH
                                                                                  12         300    SH
Q Med Inc                                COM            747914109                139       15000    SH
Royal Dutch Petrol (ADR)                 COM            780257804               1408       28022    SH
SBC Communications Inc                   COM            78387G103               3639       77224    SH
                                                                                  14         300    SH
Schering Plough                          COM            806605101                338        9100    SH
Starbucks Corp                           COM            855244109               1493       99920    SH
                                                                                   4         300    SH
Stryker                                  COM            863667101               1443       27275    SH
                                                                                   5         100    SH
Sun Microsystems Inc                     COM            866810104                746       90160    SH
Target                                   COM            87612E106               1264       39825    SH
                                                                                   3         100    SH
Telefonica de Espana SA (ADR)            COM            879382208                357       10513    SH
                                                                                   6         165    SH
Texaco Inc                               COM            881694103                691       10625    SH
Tyco Labs                                COM            902124106               2174       47785    SH
                                                                                   9         200    SH
Verizon Communications                   COM            92343v104               4125       76232    SH
                                                                                  14         250    SH
Wal-Mart Stores                          COM            931142103               2296       46388    SH
                                                                                   5         100    SH
Walgreen Co                              COM            931422109               2994       86956    SH
                                                                                   7         200    SH
Washington Post Co Class B               COM            939640108                208         400    SH
Watson Pharmaceuticals                   COM            942683103               2498       45653    SH
                                                                                   5         100    SH
Williams Co Inc                          COM            969457100               1415       51840    SH
                                                                                   5         200    SH
American Legacy Growth Fund II                          amerleg                 1570      375484    SH
Guardian Ins Stock Fd (penalty                          guardob                  602       18511    SH
Guardian Insurance & Annuity C                          guardian3                992       11358    SH
Guardian Insurance & Annuity C                          guardlib4                798       24542    SH
Lincoln Med Cap Equity Fund                             lincoln                  228       25329    SH
REPORT SUMMARY                                      124 DATA RECORDS          147517                0


                                                    Other                                           200
Home Depot Inc                                      Sole                                6286      74681
                                                    Other                                           375
Household Intl Corp                                 Sole                                6425      62780
                                                    Other                                           250
Intel Corp                                          Sole                               10450     149632
                                                    Other                                           600
International Business Machine                      Sole                                4375      50313
                                                    Other                                           300
JP Morgan Chase & Co.                               Sole                                          13995
Johnson & Johnson                                   Sole                                7000      61977
                                                    Other                                           250
Kohl's Corp                                         Sole                                3525      43782
                                                    Other                                           200
MBNA Corp                                           Sole                                          11807
                                                    Other                                           150
Medtronic Inc.                                      Sole                                2900      29993
                                                    Other                                           200
Mellon Financial Corp                               Sole                                3050      39038
Merck & Co                                          Sole                                2625      30641
Microsoft Corporation                               Sole                                5925      65149
                                                    Other                                           100
Nestle (ADR)                                        Sole                                           7850
                                                    Other                                           100
Nokia Corp (ADR)                                    Sole                                8750     109118
                                                    Other                                           500
Northern Trust Corp                                 Sole                                2150      24836
Oracle Corp                                         Sole                                4850      47640
                                                    Other                                           300
PepsiCo Inc                                         Sole                                7801      82241
                                                    Other                                           300
Pfizer Inc                                          Sole                                8576      86829
                                                    Other                                           300
Q Med Inc                                           Sole                                          15000
Royal Dutch Petrol (ADR)                            Sole                                2025      27372
SBC Communications Inc                              Sole                                6925      74899
                                                    Other                                           300
Schering Plough                                     Sole                                           9100
Starbucks Corp                                      Sole                                7175      97595
                                                    Other                                           300
Stryker                                             Sole                                2925      26325
                                                    Other                                           100
Sun Microsystems Inc                                Sole                                9575      87110
Target                                              Sole                                4150      38525
                                                    Other                                           100
Telefonica de Espana SA (ADR)                       Sole                                          10513
                                                    Other                                           165
Texaco Inc                                          Sole                                 300      10625
Tyco Labs                                           Sole                                5000      46135
                                                    Other                                           200
Verizon Communications                              Sole                                7575      73682
                                                    Other                                           250
Wal-Mart Stores                                     Sole                                4075      45013
                                                    Other                                           100
Walgreen Co                                         Sole                                9200      83856
                                                    Other                                           200
Washington Post Co Class B                          Sole                                            400
Watson Pharmaceuticals                              Sole                                5375      43828
                                                    Other                                           100
Williams Co Inc                                     Sole                                4851      50165
                                                    Other                                           200
American Legacy Growth Fund II                      Other                                        375484
Guardian Ins Stock Fd (penalty                      Other                                         18511
Guardian Insurance & Annuity C                      Other                                         11358
Guardian Insurance & Annuity C                      Other                                         24542
Lincoln Med Cap Equity Fund                         Other                                         25329
REPORT SUMMARY                               OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.